Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 451,364	$ 432,429
Less: Accumulated amortization	(410,980)	(380,472)
Intangible assets, net	40,384	51,957
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 451,364	$ 432,429